LOANS PAYABLE (Narrative) (Details)	1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 31, 2019 CAD ($)	Mar. 31, 2019 CAD ($) $ / shares	Jul. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($) Share $ / shares	Dec. 31, 2018 USD ($) Share	May 31, 2020 CAD ($) $ / shares shares	May 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)
Disclosure Of Loans Payable [Line Items]
Conversion on loan payable (shares) | shares							2,307,411
Conversion on loan payable							$ 7,199,123
Number of warrants issued							2,008,117
Exercise price of warrants issued | $ / shares							$ 4.68
Allocation of conversion feature						$ 2,782,318
Finance charges						$ 436,137
Convertible Loan Facility
Disclosure Of Loans Payable [Line Items]
Convertible loan facility		$ 12,000,000
Initial advance of convertible loan facility	$ 7,000,000	7,000,000
Undrawn convertible loan facilities		5,000,000
Minimum tranches of convertible loan facility		$ 1,250,000
Stated rate percentage		8.00%
Interest rate on standby funds available		2.50%
Principal payment due period		48 months
Conversion price per share | $ / shares		$ 5.56
Allocation to liability portion	4,217,682
Allocation of conversion feature	2,782,318
Deferred tax liability related to taxable temporary difference arising from equity portion	$ 751,226
Effective interest rate on liability	23.50%
Expected life of liability	4 years
Four loan arrangements
Disclosure Of Loans Payable [Line Items]
Proceeds from loan arrangements				$ 2,623,733	$ 2,000,000
Stated rate percentage				5.00%				5.00%
Aggregate origination discount				$ 79,012				$ 60,000
Term of convertible debenture payable				1 year	1 year
Number of warrants issued | Share				150,000	150,000
Exercise price of warrants issued | $ / shares				$ 3.40
Term of warrants				2 years	2 years
Value of warrants issued				$ 103,959
Coeur acquisitions
Disclosure Of Loans Payable [Line Items]
Convertible debenture			$ 8,332,041						$ 6,677,476
Stated rate percentage			5.00%						5.00%
Percentage of equity ownership other company needs to maintain in order for automatic conversion to apply			19.90%
Term of convertible debenture payable			10 years
Conversion on loan payable (shares) | shares						2,307,411
Value per share | $ / shares						$ 3.12
Conversion on loan payable						$ 7,199,123